Equity	6 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Equity

8. Equity

a. Contributed equity

(i) Share capital

	As of December 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	648,696,070	587,586,780	1,163,586	1,065,539
Less: Treasury Shares	(542,903)	(583,314)	—	—
Total Contributed Equity	648,153,167	587,003,466	1,163,586	1,065,539

(ii) Movements in ordinary share capital

	As of December 31,		As of December 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance	648,696,070	583,949,612	1,163,153	1,051,450
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	209	8,136
Transfer to employee share trust(1)	—	2,450,000	—	—
Share based compensation for services rendered	—	1,187,168	—	1,867
Transaction costs arising on share issue	—	—	(4)	(196)
Total contributions of equity during the period	—	3,637,168	205	9,807
Share options reserve transferred to equity on exercise of options	—	—	228	4,282
Ending balance	648,696,070	587,586,780	1,163,586	1,065,539

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(iii) Movements of shares in share trust

	As of December 31,		As of December 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	771,983	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	—	2,450,000	—	—
Exercise of share options(2)	(229,080)	(5,366,686)	—	—
Ending balance	542,903	583,314	—	—

(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

b.	Warrant reserve
(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant reserve	2021	2021
Opening balance	12,969	—
Warrants fair value at issue date - March 18, 2021	—	12,969
Closing Balance	12,969	12,969

In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.